Restricted Shares for Long Term Incentive Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment, performance period of plan	3 years
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
restriction on transferability	3 years
LTIP 3-year plan	2009-10-11	2008-09-10	2007-08-09
Number of shares issued	243,266	157,491	68,172
Average share value on date of issuance	$ 69.10	$ 62.35	$ 48.58
Total value	$ 16,810	$ 9,820	$ 3,312